Accounts Receivable and Notes Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2016
Component of Accounts Receivable and Notes Receivable, Net

Accounts receivable and notes receivable, net consisted of the following:

	December 31,
	2015	2016
Accounts receivable	$22,907	$27,643
Less: allowance for doubtful accounts	(1,043)	(2,184)

Accounts receivable and notes receivable, net	$21,864	$25,459

Movement of Allowance for Doubtful Accounts

Movement of allowance for doubtful accounts was as follows:

	2014	2015	2016
Balance at beginning of the year	$543	$599	$1,043
Charge to expenses	426	474	1,417
Reversal	(362)	—	(166)
Exchange difference	(8)	(30)	(110)

Balance at end of the year	$599	$1,043	$2,184